-------------------------------------------------------------------------------
                                 CoreFunds,Inc.
-------------------------------------------------------------------------------
                                FIDUCIARY RESERVE
                               SEMI-ANNUAL REPORT
                                December 31, 1995

-------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                              CoreFund Money Market Funds
December 31, 1995                                                    (Unaudited)



                                                                                          Par                Value
Fiduciary Reserve                                                                        (000)               (000)
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 85.8%
   AI Credit
         5.640%, 01/17/96                                                               $10,000             $ 9,975
   Ameritech Capital
         5.580%, 01/22/96                                                                 5,000               4,984
   Asset Securitiation
         5.700%, 01/26/96                                                                10,000               9,960
   AT&T
         5.470%, 04/18/96                                                                10,000               9,836
   Baltimore Gas & Electric
         5.680%, 01/18/96                                                                10,000               9,973
   Banc One
         5.680%, 01/08/96                                                                10,000               9,989
   CAFCO
         5.700%, 01/30/96                                                                 5,000               4,977
   Campbell Soup
         5.620%, 02/27/96                                                                10,000               9,911
   Ciesco
         5.700%, 01/23/96                                                                10,000               9,965
   Deutsche Bank
         5.720%, 01/05/96                                                                10,000               9,994
   E.I. DuPont de Nemours
         5.670%, 01/10/96                                                                10,000               9,986
   Ford Motor Credit
         5.560%, 03/22/96                                                                10,000               9,875
   General Electric
         5.580%, 03/12/96                                                                10,000               9,890
   Goldman Sachs
         5.620%, 03/06/96                                                                10,000               9,899
   Hewlett Packard
         5.630%, 01/24/96                                                                10,000               9,964
   J.C. Penney Funding
         5.650%, 02/16/96                                                                10,000               9,928
   Merrill Lynch
         5.800%, 01/02/96                                                                10,000               9,998
   Metropolitan Life Funding
         5.630%, 02/02/96                                                                10,000               9,950
   Mitsubishi International
         5.680%, 02/13/96                                                                10,000               9,932
   National Rural Utility
         5.650%, 02/12/96                                                                10,000               9,934
   New Center Asset Trust
         6.000%, 01/02/96                                                                10,000               9,998

STATEMENT OF NET ASSETS (continued)                  CoreFund Money Market Funds
-------------------------------------------------------------------------------
December 31, 1995                                                    (Unaudited)



                                                                                          Par                Value
Fiduciary Reserve                                                                        (000)               (000)
----------------------------------------------------------------------------------------------------------------------------
   Pepsi Co
         5.630%, 05/10/96                                                               $ 3,800            $  3,723
   Pitney Bowes Credit
         5.670%, 01/22/96                                                                10,000               9,967
   Proctor & Gamble
         5.670%, 01/19/96                                                                10,000               9,972
   Province of Alberta
         5.420%, 05/08/96                                                                10,000               9,807
   Province of British Columbia
         5.430%, 05/13/96                                                                 7,500               7,350
   Province of Quebec
         5.650%, 01/09/96                                                                10,000               9,987
   Republic Bank of New York
         5.630%, 01/31/96                                                                 3,350               3,334
   Schering-Plough
         5.550%, 01/16/96                                                                10,000               9,977
   Southwestern Bell
         5.610%, 01/29/96                                                                 5,000               4,978
         5.650%, 02/05/96                                                                 5,000               4,972
   Swedish Export Credit
         5.570%, 01/16/96                                                                 5,000               4,988
   Toronto Dominion Bank
         5.700%, 01/05/96                                                                10,000               9,994
   Weyerhauser
         5.800%, 01/11/96                                                                10,000               9,984
                                                                                                           --------
   TOTAL COMMERCIAL PAPER
      (Cost $297,950,841)                                                                                   297,951
                                                                                                           --------
U.S.GOVERNMENT AGENCY OBLIGATIONS - 2.9%
   FNMA
         5.310%, 12/11/96                                                                10,000               9,988
                                                                                                           --------

   Total U.S.Government Agency Obligations
      (COST $9,988,000)                                                                                       9,988
                                                                                                           --------
MORTGAGE RELATED - 0.4%
   Case Equipment Loan Trust 1995-B, Class A-1
         5.825%, 09/15/96                                                                 1,240               1,240
                                                                                                           --------
   TOTAL MORTGAGE RELATED
      (Cost $1,239,912)                                                                                       1,240
                                                                                                           --------

-------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (continued)                  CoreFund Money Market Funds
December 31, 1995                                                    (Unaudited)



                                                                                           Par               Value
Fiduciary Reserve                                                                         (000)              (000)
------------------------------------------------------------------------------------------------------------------------------
MASTER NOTES - 0.7%
   Associates Corporation of North America
         5.440%,                                                                         $  627            $    627
   SLMA
         5.460%,                                                                          1,714               1,714
                                                                                                           --------
   TOTAL MASTER NOTES
      (Cost $2,340,823)                                                                                       2,341
                                                                                                           --------
TIME DEPOSITS - 5.8%
   Banque Paribas
         5.940%, 01/02/96                                                                10,000              10,000
   First Union Bank
         5.940%, 01/02/96                                                                 5,000               5,000
   Harris Bank
         5.880%, 01/02/96                                                                 5,000               5,000
                                                                                                           --------
   TOTAL TIME DEPOSITS
      (Cost $20,000,000)                                                                                     20,000
                                                                                                           --------
REPURCHASE AGREEMENTS - 4.9%
   Nations Bank  5.92%,  dated  12/29/95,  matures  01/02/96,  repurchase  price
      $10,065,578  (collateralized  by U.S. Treasury Note, par value $9,960,000,
      6.125%, matures
      05/15/98: market value $10,315,974)                                                10,000              10,000
   Swiss Bank 5.65%, dated 12/29/95, matures 01/02/96,
      repurchase price $7,004,000 (collateralized by U.S.
      Treasury Note, par value $7,000,000, 6.000%, matures
      08/31/97: market value $7,362,609)                                                  7,000               7,000
                                                                                                           --------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $17,000,000)                                                                                     17,000
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.5%
   (Cost $348,519,576)                                                                                      348,520
----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (0.5)%                                                                        (1,749)
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares ($0.001 par value - 750 million authorized) based on
      346,771,180 outstanding shares                                                                        346,771
----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                                  $346,771
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE & REDEMPTION PRICE PER SHARE                                                                 $ 1.00
----------------------------------------------------------------------------------------------------------------------------

FNMA -- Federal National Mortgage Association
SLMA -- Student Loan Marketing Association

                 See accompanying notes to financial statements.
3

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (000)                       CoreFund Money Market Funds
For the six month period ended December 31, 1995 (Unaudited)




Fiduciary Reserve
-------------------------------------------------------------------------------
INVESTMENT INCOME:
         Interest                                                   $11,571
                                                                    -------

EXPENSES:
      Investment advisory fees                                          993
      Waiver of investment advisory fees                               (993)
      Administrative fees                                               497
      Waiver of administrative fees                                    (278)
      Registration & filing fees                                         26
      Professional fees                                                  34
      Pricing fees                                                        6
      Trustee fees                                                       14
      Insurance fees                                                     11
      Miscellaneous                                                      29
                                                                    -------
Total expenses                                                          339
                                                                    -------

NET INVESTMENT INCOME                                                11,232

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $11,232
                                                                    =======

                 See accompanying notes to financial statements.
4

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (000)            CoreFund Money Market Funds
For the six month period ended December 31, 1995
and the year ended June 30, 1995
(Unaudited)


Fiduciary Reserve
-------------------------------------------------------------------------------

                                                                                      07/01/95            07/01/94
                                                                                    TO 12/31/95          TO 06/31/95
                                                                                    -----------          -----------
OPERATIONS:
      Net investment income                                                         $  11,232             $  21,503
      Net realized (loss) on securities sold                                                0                    (4)
                                                                                    ---------             ---------
      Net increase in net assets resulting
         from operations                                                               11,232                21,499
                                                                                    ---------             ---------
DIVIDENDS DISTRIBUTED FROM:
      Net investment income                                                           (11,232)              (21,503)
                                                                                    ---------             ---------
CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares issued                                                     224,287               546,029
      Cost of shares redeemed                                                        (284,113)             (522,242)
                                                                                    ---------             ---------
      Increase (decrease) in net assets derived from capital
         share transactions                                                           (59,826)               23,787
                                                                                    ---------             ---------
NET INCREASE (DECREASE) IN NET ASSETS:                                                (59,826)               23,783
NET ASSETS:
      Beginning of period                                                             406,597               382,814
                                                                                    ---------             ---------
      End of period                                                                 $ 346,771             $ 406,597
                                                                                    =========             =========
SHARES ISSUED AND REDEEMED:
      Shares issued                                                                   224,287               546,029
      Shares redeemed                                                                (284,113)             (522,242)
                                                                                    ---------             ---------
      Increase (decrease) in net shares derived from capital
         share transactions                                                           (59,826)               23,787
                                                                                    ---------             ---------
OUTSTANDING SHARES:
      Beginning of period                                                             406,597               382,810
                                                                                    ---------             ---------
      End of period                                                                   346,771               406,597
                                                                                    =========             =========

                 See accompanying notes to financial statements.
                                       5

FINANCIAL HIGHLIGHTS                                CoreFund Money Market Funds
-------------------------------------------------------------------------------
December 31, 1995                                                   (Unaudited)




Fiduciary Reserve
-------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period


                                                                                                              Ratio of     Ratio of
                         Net                                 Net             Net                  Ratio      Expenses    NetIncome
                        Asset                Distributions  Asset           Assets    Ratio       of Net     to Average  to Average
                        Value       Net        from Net     Value           End of  of Expenses   Income     Net Assets  Net Assets
                      Beginning  Investment   Investment   End of  Total    Period   to Average  to Average  (Excluding  (Excluding
                      of Period    Income      Income      Period  Return  (000)    Net Assets   Net Assets   Waivers)     Waivers)
                      ---------  ----------  ------------- ------  ------   ------  -----------  ----------  ----------  ----------
For the six month
   period ended
   December 31, 1995**  $1.00      0.03         (0.03)      $1.00   2.89%*  $346,771   0.17%       5.66%        0.81%         5.02%

For the year ended
   June 30, 1995        $1.00      0.05         (0.05)      $1.00   5.46%   $406,597   0.17%       5.35%        0.81%         4.71%

For the year ended
   June 30, 1994        $1.00      0.03         (0.03)      $1.00   3.31%   $382,814   0.16%       3.24%        0.84%         2.56%

For the year ended
   June 30, 1993        $1.00      0.03         (0.03)      $1.00   3.29%   $424,363   0.17%       3.25%        0.81%         2.61%

For the year ended
   June 30, 1992        $1.00      0.05         (0.05)      $1.00   5.04%   $416,945   0.18%       4.96%        0.83%         4.31%

For the year ended
   June 30, 1991        $1.00      0.07         (0.07)      $1.00   7.49%   $453,947   0.15%       7.05%        0.80%         6.40%

For the period ended
   June 30, 1990 (1)    $1.00      0.08         (0.08)      $1.00   8.03%*  $232,091   0.13%       8.42%        0.83%         7.72%



------------------------
*     Return is for the period indicated and has not been annualized.
**    Ratios for the six month period ended December 31, 1995 have been annualized.
(1)   The Fiduciary Reserve commenced operations August 7, 1989.
      Ratios for this period have been annualized.


                 See accompanying notes to financial statements.
                                       6

NOTES TO FINANCIAL STATEMENTS                       CoreFund Money Market Funds
-------------------------------------------------------------------------------
December 31, 1995                                                    (Unaudited)







1. ORGANIZATION

The CoreFund Fiduciary Reserve is a Portfolio offered by CoreFunds, Inc. (the "Company"), an open-end investment company registered under the Investment Company Act of 1940, as amended.

The Company is presently authorized to offer shares in the following Portfolios (the "Portfolios"):

      EQUITY PORTFOLIOS:                             MONEY MARKET PORTFOLIOS:
      Growth Equity Fund                             Cash Reserve
      Value Equity Fund                              Treasury Reserve
      Equity Index Fund                              Tax-Free Reserve
      International Growth Fund                      Fiduciary Reserve
      Balanced Fund                                  Fiduciary Treasury Reserve
                                                     Fiduciary Tax-Free Reserve

      FIXED INCOME PORTFOLIOS:
      Government Income Fund
      Intermediate Bond Fund
      Intermediate Municipal Bond Fund
      Global Bond Fund
      Pennsylvania Municipal Bond Fund
      New Jersey Municipal Bond Fund

The financial statements included herein present only those of the Fiduciary Reserve Portfolio. The financial statements of the remaining Portfolios are presented separately. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fiduciary Reserve.

Security Valuation -- Investment securities of the Fiduciary Reserve Portfolio are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

NOTES TO FINANCIAL STATEMENTS (continued)            CoreFund Money Market Funds
-------------------------------------------------------------------------------
December 31, 1995                                                    (Unaudited)






Security Transactions and Investment Income -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.

Expenses -- Expenses that are directly related to the Portfolio are charged directly to that Portfolio. Other operating expenses of the Company are prorated to the Portfolio on the basis of relative net assets.

Distributions to Shareholders -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Portfolio are distributed to its shareholders at least annually.

Federal Income Taxes -- It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.

Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


3.  INVESTMENT ADVISORY AND CUSTODIAL SERVICES

Pursuant to an investment advisory agreement dated June 23, 1987, investment advisory services are provided to the Company by CoreStates Investment Advisers, Inc. ("CoreStates Advisers"), a wholly-owned subsidiary of CoreStates Bank, N.A. ("CoreStates Bank"), itself a wholly-owned subsidiary of CoreStates Financial Corp. Under the terms of such agreement, CoreStates Advisers is entitled to receive an annual fee of 0.50% on the average net assets of the Fiduciary Reserve Portfolio. For the period ended December 31, 1995, CoreStates Advisers earned $993,097 in investment advisory fees, all of which was voluntarily waived in order to assist the Portfolio in maintaining a competitive expense ratio.

CoreStates Bank also serves as Custodian to the Company. No fees are being paid to CoreStates Bank for such services.


4.  ADMINISTRATIVE, DISTRIBUTION, AND TRANSFER AGENT SERVICES

Pursuant to an administration agreement dated October 30, 1992, as amended June 1, 1995, SEI Financial Management Corporation ("SFM"), a wholly-owned subsidiary of SEI Corporation, acts as the Portfolio's Administrator. Under the terms of such agreement, SFM is entitled to receive an annual fee of 0.25% on the average daily net assets of the Fiduciary Reserve Portfolio. Such a fee is computed daily and paid monthly. For the period ended December 31, 1995, administrative fees totaled $496,549 of which $278,072 was voluntarily waived in order to assist the Portfolio in maintaining a competitive expense ratio.

NOTES TO FINANCIAL STATEMENTS (continued)            CoreFund Money Market Funds
-------------------------------------------------------------------------------
December 31, 1995                                                    (Unaudited)






Effective for the period July 1, 1995 to November 16, 1995, SEI Financial Management Corporation acted as the Transfer Agent of the Portfolio. Pursuant to a transfer agency agreement dated November 16, 1995, State Street Bank and Trust Company acts as the Portfolio's Transfer Agent. As such, State Street Bank and Trust Company provides transfer agency, dividend disbursing, shareholder servicing and administrative services for the Portfolio.

On November 2, 1992, SEI Financial Services Company ("SFS"), also a wholly-owned subsidiary of SEI Corporation, became the Portfolio's exclusive Distributor pursuant to a distribution agreement dated October 30, 1992.

Certain officers of the Company are also officers of the Administrator. Such officers are not paid fees by the Portfolio.

The Portfolio has paid legal fees to a law firm in which the secretary of the Company is a partner.

For taxpayers filing on a calendar year basis, this notice is for informational purposes only.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Corporation. The report is not authorized for distribution to prospective investors in the Corporation unless preceded or accompanied by an effective prospectus. Shares in the Fund are not deposits or obligations of, or guaranteed or endorsed by, CoreStates Bank, N.A., the parent corporation of the Fund's investment adviser. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.